Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured on a Recurring Basis
The following tables summarize the Company’s liabilities that are measured at fair value on a recurring basis (in thousands):

		Fair Value Measurement at Reporting Date Using
	March 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Contingent consideration	$12,162	$—	$—	$12,162

		Fair Value Measurement at Reporting Date Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Contingent consideration	$17,327	$—	$—	$17,327

The following tables summarize the Company’s liabilities that are measured at fair value on a recurring basis (in thousands):

		Fair Value Measurement at Reporting Date Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Contingent consideration	$17,327	$—	$—	$17,327

		Fair Value Measurement at Reporting Date Using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Contingent consideration	$6,782	$—	$—	$6,782

Schedule of Changes in Level 3 Instruments
The following table provides a roll-forward of the fair value of recurring Level 3 fair value measurements for the years ended December 31, 2019, 2018 and 2017 (in thousands):

	2019	2018	2017
Liabilities:
Contingent consideration:
Beginning of year balance	$6,782	$785	$190
Issuance of contingent consideration in connection with acquisitions	7,216	5,350	595
Payment of contingent consideration	(1,658)	(387)	—
Additional accruals included in earnings	4,987	1,034	—
Ending balance	$17,327	$6,782	$785